Post-Employment Benefits - Summary of Affected Defined Benefit Obligation Due to Reasonable Possible Changes to Principal Actuarial Assumptions (Detail) - Canada plan [member] $ in Millions	Oct. 31, 2018 CAD ($)
Pension plan [member] | Actuarial assumption of discount rates [member]
Disclosure of defined benefit plans [line items]
Decrease in assumption	$ 1,061
Increase in assumption	(874)
Pension plan [member] | Actuarial assumption of expected rates of pension increases [member]
Disclosure of defined benefit plans [line items]
Decrease in assumption	(201)
Increase in assumption	227
Pension plan [member] | Actuarial assumption of life expectancy after retirement [member]
Disclosure of defined benefit plans [line items]
Decrease in assumption	(156)
Increase in assumption	152
Other post employment benefit plans [member] | Actuarial assumption of discount rates [member]
Disclosure of defined benefit plans [line items]
Decrease in assumption	81
Increase in assumption	(65)
Other post employment benefit plans [member] | Actuarial assumption of expected rates of pension increases [member]
Disclosure of defined benefit plans [line items]
Decrease in assumption	(1)
Increase in assumption	1
Other post employment benefit plans [member] | Actuarial assumption of health care cost trend rates [member]
Disclosure of defined benefit plans [line items]
Decrease in assumption	(22)
Increase in assumption	26
Other post employment benefit plans [member] | Actuarial assumption of life expectancy after retirement [member]
Disclosure of defined benefit plans [line items]
Decrease in assumption	(10)
Increase in assumption	$ 11